Revenue and Other Income - Schedule of Analysis of Other Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Analysis of Other Income [Abstract]
Bank interest income		$ 574,844	$ 1,467,357	$ 859,454
Interest income on refundable rental deposit		6,924	11,079	13,049
Government grants		6,117	6,056
Gain on disposal of assets in Malaysian operations*	[1]		600,000
Gain on disposal of items of property and equipment, net		1,438	7,068	3,690
Others		60,157	397	1,321
Other income		$ 649,480	$ 2,091,957	$ 877,514

[1]	During the year ended December 31, 2024, the Group has disposed of the brand, its website, domain names, select user data, and certain intellectual property right operating exclusively in Malaysia with carrying amount of US$nil to a third party in exchange of preference shares in the third party with an estimated fair value of US$600,000 (note 10).